Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Contract balances [Line Items]
Accounts Receivable, Net	SFr 901	SFr 839	SFr 791
Contract with Customer, Liability	63	58	56
Contract with Customer, Liability, Revenue Recognized	10	7	16
Bank
Contract balances [Line Items]
Accounts Receivable, Net	931	858	789
Contract with Customer, Liability	63	58	56
Contract with Customer, Liability, Revenue Recognized	SFr 10	SFr 7	SFr 16